Dreyfus
Core Value
Fund
Annual Report


December 31, 1997

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to provide you with this annual report for the Dreyfus Core Value Fund. Effective January 16, 1998, the Fund's name will change from Dreyfus Core Value Fund to Dreyfus Premier Core Value Fund. The Fund's performance for the 12-month period ended December 31, 1997 is shown in the following table:

                                                            Total Return*
                                                            -------------
         Investor Shares                                        25.21%
         Institutional Shares                                   25.34%
         Restricted Shares                                      25.54%
         Standard & Poor's 500 Composite Stock Price
           Index ("S&P 500")**                                  33.35%

   By past standards, the Fund provided a robust total return. However, weakness in the fourth quarter caused the Fund to lag behind the exceptional 1997 returns of the Fund's benchmark, the S&P 500.

ECONOMIC REVIEW

   In 1997, the U.S. economy put in its best growth performance of this business cycle to date. In tandem, the labor market tightened markedly, marginally boosting wage inflation towards year end. Yet price inflation decelerated and bond yields fell. Although corporate profit growth was robust for much of the year, strains began to appear in the second half in some sectors. The Federal Reserve Board (the "Fed") tightened credit early in the year, then subsequently stayed on hold, torn between strong economic reports at home and worsening financial crises overseas.

   Real Gross Domestic Product (GDP) grew 3.8% in 1997, its best annual growth since 1988. Almost all the major sectors contributed to growth. Households enjoyed rising real incomes as wage increases outpaced price inflation. Moderate interest rates buoyed housing demand. Tightening factory capacity boosted capital spending, and until late in the year, steady foreign growth kept exports robust. That all these sectors grew simultaneously in a late phase of the business cycle was unusual. The year 1997 also saw a dramatic narrowing of the Federal budget deficit. It is likely that the associated drop in Federal borrowing boosted the supply of credit available to the private sector.

   As mentioned, overall corporate profit growth rebounded in 1997, after slowing in 1996. Profits from domestic sources generally did well. However, profits from international sources began to show strains in the second half, impacted by the rising dollar and by financial stresses overseas. More recently, profits at some companies have been slowed by price weakness.

   Economic data this winter showed that the economy was still quite strong although some leading statistics have begun to signal somewhat slower economic growth for 1998. First, recently slowing export orders and rising import orders imply a widening trade deficit. Second, the number of announced layoffs has begun to rise, indicating some future easing of labor market pressures. Should these leading statistics actually show up in a slowing of the economy, market expectations may shift to anticipate the possibility of a move by the Fed to ease credit. At the start of 1998, there was uncertainty about both the severity of Asian stresses and their impact on the U.S. economy.

MARKET OVERVIEW

   By virtually every measurement, 1997 was a favorable year for stocks. The 12-month gains, despite setbacks along the way, were impressive. However, the year ended on a note of uncertainty with no assurance that the gains of 1997 could be repeated in 1998.

   Index figures (price changes only, without including income) help tell the story: For the 12 months ended December 31, 1997, the Dow Jones Industrial Average (DJIA) rose by 22.64%, the broader S&P 500 was up 31.01%, the Nasdaq Composite was up 21.64% and the Russell 2000, representing small capitalization stocks, gained 20.52%.

   The economic background, at least until October, when Asia's troubles surfaced, was clearly favorable. So much so that economic commentators talked of the "Goldilocks economy" -- not too hot and not too cold. Unemployment was low, industrial production and other output measures continued to grow, yet price and wage inflation were not problems. By the end of the year, there was even talk that the next economic problem might be a touch of deflation.

   The market began the year by rebounding from earlier weakness. The signs in the market and the economy were so bullish that Fed Chairman Alan Greenspan warned against "irrational exuberance" in December 1996, then followed that up on March 25, 1997 with an increase in short-term interest rates. That cooled off the stock market temporarily, but not for long. By early August, major stock market averages reached all-time record highs.

   As summer turned into autumn, however, doubts began to appear. There were worries about the profit outlook and that inflation might resume. The biggest negative influences, however, were the financial setbacks in Asia, starting with Thailand, Malaysia, the Philippines, Hong Kong and Indonesia, then spreading to South Korea and Japan. This raised questions for American investors about how our export orders might be affected, how the profits of U.S. multinationals would fare, and whether devaluation of Asian currencies would cause a flood of cheaper imported goods into the U.S.

   In view of these unsettling questions, it was impressive that the damage to U.S. stocks by year-end was comparatively limited. On October 27, the DJIA sank to 7161.15, a one-day loss of 7.18%, the worst since the big market sinking spell of ten years earlier. Yet by the end of the year, the Dow had bounced back to 7908.25, with other major indexes and averages following suit.

   For much of the year, large capitalization companies were in favor, though small caps staged an impressive rally in midyear. Among the best-performing industry groups were banks and other financial stocks, broadcasting, advertising, airlines, home construction and trucking. Consumer software, precious metals (particularly gold) and heavy industrial materials were among the laggards.

   Mergers and acquisitions were the driving force for some key stocks, particularly in the communications, finance and broadcasting industries. The merger pace was such that it seemed likely to carry over into 1998.

   The boom of 1997 gave rise to such terms as "new era" and "new paradigm" to describe the phenomenon of a stock market making new highs for three years in a row. Yet the clouds that appeared on the horizon late in the year place the burden of proof for 1998 on the "new era" advocates.

PORTFOLIO FOCUS

   Two areas of weakness for the Fund during the fourth quarter were foreign stocks and health maintenance organizations (HMOs).

   The turmoil in Asian markets affected a large sector of the Fund during the fourth quarter; namely, foreign stocks, which comprised 16.44% of the Fund's assets as of December 31, 1997. The sell-off in foreign stocks was indiscriminate and in many instances excessive. We believe several of our foreign stock holdings will come through the Asian crisis relatively unscathed for the long term.

   Underperformance of the Fund's HMO holdings, including Aetna and Wellpoint Health Networks, reflected the impact of disappointing earnings reports from many companies in the industry. Medical costs for many HMOs trended above management's expectations during the second half of 1997, resulting in earnings shortfalls at many HMOs.

   A third factor impacting fourth-quarter performance was the Fund's move away from relatively expensive large-capitalization stocks toward less expensive medium-capitalization stocks that did not hold up as well in the weak fourth-quarter market.

   For the full year of 1997, the Fund's overweighted positions in financial and consumer services, compared to the S&P 500 were strong positive factors in total performance. Finance stocks, in fact, accounted for 60% of the best ten stocks in the portfolio. The Equitable Cos., Ahmanson (HF) & Co., BankAmerica and Morgan Stanley Dean Witter were among the Fund's top-performing stocks for the year.

   An underweighted position in technology stocks, relative to the S&P 500, detracted from the year's results. Many of the stocks in this sector are relatively expensive and therefore are not appropriate investments for this value-oriented Fund.

   We appreciate the opportunity to serve your investment needs.

                                                     Sincerely,

                                                     /s/ VALERIE J. SILL

                                                     Valerie J. Sill
                                                     Portfolio Manager
January 12, 1998
New York, N.Y.

* Effective January 16, 1998, the Fund's Investor shares will be redesignated as Class A shares and Class A shares will begin being sold with a front-end sales load (other than to holders of the Fund's Investor shares as of January 15, 1998, who will be able to continue to purchase Class A shares of the Fund for their Fund account without a front-end sales load). Also effective January 16, 1998, the Fund's Restricted shares will be redesignated as Class R shares. Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge that will become applicable to Class A shares.
** SOURCE: LIPPER ANALYTICAL SERVICES, INC.--Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

Dreyfus Core Value Fund                                        December 31, 1997
--------------------------------------------------------------------------------
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS CORE VALUE FUND
   INVESTOR SHARES AND THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX

Dollars

$52,448
Standard & Poor's
500 Composite Stock
Price Index*

$39,831
Dreyfus
Core Value Fund (Investor Shares)

*Source: Lipper Analytical Services, Inc.

Average Annual Total Returns
--------------------------------------------------------------------------------
         Investor Shares                         Institutional Shares
----------------------------------        ----------------------------------
Period Ended 12/31/97                     Period Ended 12/31/97
---------------------                     ---------------------
1 Year                  25.21%            1 Year                      25.34%
5 Years                 19.23             From Inception (2/1/93)     19.26
10 Years                14.82
                                                   Restricted Shares
                                          ----------------------------------
                                          Period Ended 12/31/97
                                          ---------------------
                                          1 Year                      25.54%
                                          From Inception (8/4/94)     23.10

------------
Past performance is not predictive of future performance.

Effective January 16, 1998, the Fund's name will change from Dreyfus Core Value Fund to Dreyfus Premier Core Value Fund. Also, effective January 16, 1998, the Fund's Investor shares will be redesignated as Class A shares and Class A shares will be sold with a front-end sales load (other than to holders of the Fund's Investor shares as of January 15, 1998, who will be able to continue to purchase Class A shares of the Fund for their Fund account without a front-end sales load). In addition, the Fund's Restricted shares will be redesignated as Class R shares.

The above graph compares a $10,000 investment made in Investor shares of Dreyfus Core Value Fund on 12/31/87 to a $10,000 investment made in the Standard & Poor's 500 Composite Stock Price Index on that date. All dividends and capital gain distributions are reinvested. Performance for Restricted shares and Institutional shares will vary from the performance of Investor shares shown above due to differences in charges and expenses.

The Fund's performance shown in the line graph takes into account all applicable fees and expenses as of 12/31/97. The Fund's performance in the line graph and average annual total returns do not take into consideration the maximum initial sales charge that will become applicable to Class A shares on January 16, 1998 which if reflected, would reduce performance. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Statement of Investments                                                                             December 31, 1997


Common Stocks--98.5%                                                                           Shares               Value
-------------------------------------------------------------------------------            --------------       -------------
              Aerospace &
       Military Technology--.0%  C.S.F. (Thompson).............................                  6,805          $    214,490
                                                                                                                ------------

               Appliances--2.1%  Philips Electronics...........................                214,500            12,977,250
                                 Rinnai........................................                  9,000               135,789
                                 Solid Group...................................                400,000                15,802
                                 Sony..........................................                  6,500               577,468
                                 Vestel Elektronik Sanayi ve Ticaret...........                 50,000                 4,101
                                                                                                                ------------
                                                                                                                  13,710,410
                                                                                                                ------------

               Automobiles--.2%  Fiat..........................................                 58,300               169,100
                                 Honda Motor...................................                 11,000               403,538
                                 Tata Engineering & Locomotive, GDR............                  3,400(b)             28,322
                                 Toyota Motor..................................                 13,000               372,367
                                 Volkswagen....................................                    350               196,887
                                                                                                                ------------
                                                                                                                   1,170,214
                                                                                                                ------------

                  Banking--3.4%  ABN-Amro......................................                 16,690               325,125
                                 Australia & New Zealand Banking...............                 56,238               371,691
                                 Banco BHIF, ADS...............................                  2,500                40,000
                                 Banco Rio de la Plata, ADR....................                  3,400(a)             47,600
                                 Banco Totta E Acores..........................                 14,700               288,649
                                 BankAmerica...................................                186,360            13,604,280
                                 Bank Austria..................................                  8,000               215,326
                                 Bank Handlowy W Warszawie, GDR................                  3,100(a)             41,075
                                 Bank Leumi Le-Israel..........................                 34,000                57,048
                                 Barnett Banks.................................                 55,000             3,953,126
                                 Corporacion Bancaria de Espana, ADS...........                 17,000               519,563
                                 Deutsche Bank.................................                  6,500               458,866
                                 Development Bank of Singapore.................                 33,000               281,934
                                 Dexia France..................................                  3,000               347,429
                                 Guoco Group...................................                 64,000               156,510
                                 HSBC..........................................                  8,461               208,550
                                 Istituto Mobiliare Italiano, ADS..............                  6,100               218,075
                                 KREDYT BANK, GDR..............................                  1,400(a,b)           17,570
                                 Komercni Banka, GDR...........................                  1,000                12,000
                                 Kookmin Bank, ADS.............................                  7,159(b)             33,969
                                 MISR INTERNATIONAL BANK, GDR..................                  3,000(a,b)           44,040
                                 National Westminster Bank.....................                 32,687               543,327
                                 Societe Generale..............................                  2,824               384,760
                                 State Bank of India, GDR......................                  2,800(b)             50,960
                                 UBS...........................................                    320               462,523
                                 United Overseas Bank..........................                  4,000                22,189
                                                                                                                ------------
                                                                                                                  22,706,185
                                                                                                                ------------

         Basic Industries--5.7%  Bethlehem Steel...............................                327,600             2,825,550
                                 Crown Cork & Seal.............................                194,350             9,741,795
                                 IMC Global....................................                174,900             5,727,975



Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                                                                    December 31, 1997


Common Stocks--98.5%                                                                           Shares               Value
-------------------------------------------------------------------------------            --------------       -------------
  Basic Industries (continued)   Louisiana Pacific.............................                188,000          $  3,572,000
                                 Reynolds Metals...............................                 95,500             5,730,000
                                 Union Carbide.................................                 74,000             3,177,375
                                 Waste Management..............................                265,000             7,287,500
                                                                                                                ------------
                                                                                                                  38,062,195
                                                                                                                ------------

      Beverages & Tobacco--1.7%  Mikuni Coca Cola Bottling.....................                 22,000               274,642
                                 Philip Morris Cos.............................                234,100            10,607,656
                                 Quilmes Industrial, ADR.......................                  5,000                68,438
                                 Sistema Argos, Ser. B.........................                 36,000                64,680
                                                                                                                ------------
                                                                                                                  11,015,416
                                                                                                                ------------

 Broadcasting & Publishing--.7%  Marieberg Tidnings............................                 10,000               234,260
                                 Mondadori (Arnoldo) Editore...................                 12,500                98,212
                                 Reuters Holdings, ADS.........................                 60,000             3,975,000
                                 Societe Television Francaise..................                  2,300               235,025
                                                                                                                ------------
                                                                                                                   4,542,497
                                                                                                                ------------

        Building Materials--.1%  Apasco........................................                  8,000                55,511
                                 Barlow........................................                  3,023                25,655
                                 Barlow, ADR...................................                  4,446                36,824
                                 Boral.........................................                135,970               343,866
                                 Forbo Holding.................................                    380               155,255
                                 Sekisui Chemical..............................                 38,000               192,954
                                                                                                                ------------
                                                                                                                     810,065
                                                                                                                ------------

            Capital Goods--4.2%  Case..........................................                103,100             6,231,107
                                 Litton Industries.............................                 88,500(a)          5,088,750
                                 Lockheed Martin...............................                 60,000             5,910,000
                                 Northrop Grumman..............................                 34,600             3,979,000
                                 Raytheon, Cl. A...............................                    121                 6,014
                                 Raytheon, Cl. B...............................                  1,500                75,750
                                 United Technologies...........................                 89,000             6,480,313
                                                                                                                ------------
                                                                                                                  27,770,934
                                                                                                                ------------

                Chemicals--1.7%  AKZO Nobel, ADR...............................                 38,700             3,362,063
                                 Bayer.........................................                 11,600               433,307
                                 Imperial Chemical Industries, ADR.............                112,500             7,305,469
                                 PT Indorama Synthetics........................                 42,000                18,709
                                 Paints & Chemical Industry, GDR...............                  4,000(b)             41,720
                                 Polifin.......................................                 15,000                21,576
                                 Reliance Industries, GDR......................                  8,000(b)             68,800
                                 Sasol.........................................                  2,000                20,959
                                                                                                                ------------
                                                                                                                  11,272,603
                                                                                                                ------------

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                                                                        December 31, 1997


Common Stocks--98.5%                                                                           Shares               Value
-------------------------------------------------------------------------------            --------------       -------------
    Construction & Housing--.1%  AEGEK ........................................                  2,500          $     11,749
                                 Chudenko......................................                     95                 2,074
                                 Hellenic Technodomiki.........................                  3,300                28,346
                                 Hollandsche Beton Groep.......................                 15,420               286,696
                                 Michaniki.....................................                  2,000                10,244
                                 Mota e Companhia..............................                  2,600                41,249
                                 Nishimatsu Construction.......................                 40,000               125,603
                                 Sekisui House.................................                 30,000               192,770
                                 Tarkett.......................................                 10,000               230,683
                                                                                                                ------------
                                                                                                                     929,414
                                                                                                                ------------

        Consumer Durables--3.5%  General Motors................................                131,900             7,996,439
                                 Lear..........................................                132,400             6,289,000
                                 Whirpool......................................                170,800             9,394,000
                                                                                                                ------------
                                                                                                                  23,679,439
                                                                                                                ------------

    Consumer Non-durables--6.9%  Fruit of the Loom, Cl. A......................                  1,800(a)             46,125
                                 Harcourt General..............................                203,200            11,125,201
                                 Hasbro........................................                120,900             3,808,350
                                 Loews.........................................                 83,000             8,808,375
                                 Polaroid......................................                 85,300             4,153,044
                                 RJR Nabisco Holdings..........................                420,300            15,761,250
                                 Reebok International..........................                 69,100(a)          1,990,944
                                                                                                                ------------
                                                                                                                  45,693,289
                                                                                                                ------------

        Consumer Services--6.3%  ACNielsen.....................................                255,700(a)          6,232,688
                                 ARA...........................................                 15,000(a)             72,858
                                 American Stores...............................                153,000             3,146,062
                                 Browning-Ferris Industries....................                111,500             4,125,500
                                 Circuit City Stores-Circuit City Group........                 98,000             3,485,125
                                 Deluxe........................................                144,300             4,978,350
                                 Federated Department Stores...................                171,400(a)          7,380,914
                                 Toys R Us.....................................                209,900(a)          6,598,731
                                 Viacom, Cl. B.................................                143,400(a)          5,942,138
                                                                                                                ------------
                                                                                                                  41,962,366
                                                                                                                ------------

           Data Processing--.1%  Canon.........................................                 20,000               465,651
                                                                                                                ------------

 Electrical & Electronics--2.4%  Alcatel Alsthom, ADS..........................                458,816            11,613,780
                                 Hitachi.......................................                 47,000               334,763
                                 Mabuchi Motor.................................                  7,000               355,441
                                 Siemens.......................................                 10,000               591,996
                                 Teradyne......................................                 95,000(a)          3,040,000
                                 Toshiba.......................................                 75,000               311,902
                                                                                                                ------------
                                                                                                                  16,247,882
                                                                                                                ------------

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                                                                  December 31, 1997


Common Stocks--98.5%                                                                           Shares               Value
-------------------------------------------------------------------------------            --------------       -------------
 Electronics & Instruments--.8%  Lam Research..................................                163,000(a)       $  4,767,750
                                 Murata Manufacturing..........................                 15,400               386,858
                                 QPL International Holdings....................                 75,000                33,391
                                 Rohm..........................................                  4,000               407,444
                                 Samsung Electronics...........................                    304                 6,887
                                 Samsung Electronics, GDR......................                    508(a,b)            7,109
                                                                                                                ------------
                                                                                                                   5,609,439
                                                                                                                ------------

                   Energy--9.1%  British Petroleum, ADS........................                 36,200             2,884,688
                                 Burlington Resources..........................                 62,000             2,778,375
                                 Duke Energy...................................                 80,000             4,430,000
                                 ENI, ADS......................................                  6,300               359,494
                                 Elf Aquitaine.................................                  1,193               138,755
                                 Elf Aquitaine, ADS............................                146,258             8,574,375
                                 Engen.........................................                 12,500                63,572
                                 Exxon.........................................                 49,100             3,004,306
                                 Ingwe Coal....................................                 19,500                67,718
                                 MOL Magyar Olaj-es Gazipari, GDR..............                  3,400(b)             82,960
                                 Mobil.........................................                166,700            12,033,657
                                 Petronas Dagangan.............................                 30,000                25,453
                                 Phillips Petroleum............................                129,100             6,277,488
                                 Repsol........................................                  6,000               255,989
                                 Repsol, ADR...................................                  7,000               297,938
                                 Tosco.........................................                267,600            10,118,626
                                 Unocal........................................                226,000             8,771,626
                                 YPF Sociedad Anonima, ADS.....................                 11,800               403,413
                                                                                                                ------------
                                                                                                                  60,568,433
                                                                                                                ------------

Energy Equipment & Services--.0% Endesa........................................                 12,800               227,266
                                                                                                                ------------

      Financial Services--18.6%  Aetna.........................................                164,100            11,579,307
                                 Ahmanson (H F) & Co...........................                161,200            10,790,326
                                 Allmerica Financial...........................                 90,900             4,539,319
                                 Allstate......................................                 71,600             6,506,650
                                 CoreStates Financial..........................                 41,400             3,314,588
                                 Credit Saison.................................                 21,850               538,845
                                 Dun & Bradstreet..............................                219,800             6,800,063
                                 Equitable Cos.................................                172,300             8,571,925
                                 Everest Reinsurance Holdings..................                171,400             7,070,250
                                 First Union...................................                 57,600             2,952,000
                                 General Re....................................                 31,800             6,741,600
                                 Grupo Financiero Inbursa, Ser. B..............                 20,000                81,779
                                 Hartford Financial Services Group.............                 34,100             3,190,481
                                 Morgan Stanley Dean Witter....................                186,900            11,050,464
                                 NationsBank...................................                120,700             7,340,069
                                 Nichiei.......................................                  4,300               457,762
                                 Republic New York.............................                 39,000             4,453,312


Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                                                                   December 31, 1997


Common Stocks--98.5%                                                                           Shares               Value
-------------------------------------------------------------------------------            --------------       -------------
Financial Services (continued)   SAFECO........................................                149,100          $  7,268,625
                                 SLM Holding...................................                 83,300            11,589,114
                                 Washington Mutual.............................                145,680             9,296,205
                                                                                                                ------------
                                                                                                                 124,132,684
                                                                                                                ------------

 Foods & Related Products--2.9%  Archer-Daniels-Midland........................                336,975             7,308,145
                                 Danone........................................                  2,288               408,673
                                 Daya Guna Samudera............................                 16,000                12,145
                                 Kao...........................................                 39,000               561,538
                                 McDonald's....................................                123,000             5,887,881
                                 Nestle........................................                    330               494,368
                                 Pick Szeged, ADR..............................                    700                11,200
                                 Pick Szeged, GDR..............................                    700(b)             43,750
                                 Tablex........................................                 10,029                22,989
                                 Tricon Global Restaurants.....................                149,000             4,330,313
                                 Universal Robina..............................                215,000                26,277
                                                                                                                ------------
                                                                                                                  19,107,279
                                                                                                                ------------

   Forest & Paper Products--.1%  Aracruz Celulose, ADS.........................                  3,700                53,188
                                 Jaya Tiasa Holdings...........................                 16,000                29,412
                                 Koninklijke KNP...............................                 15,000               345,465
                                 PT Indah Kiat Pulp & Paper....................                156,000                27,654
                                                                                                                ------------
                                                                                                                     455,719
                                                                                                                ------------

              Health Care--6.8%  American Home Products........................                 77,500             5,928,750
                                 Amgen ........................................                 61,800             3,344,925
                                 Bard (C.R.)...................................                101,900             3,190,744
                                 Columbia/HCA Healthcare.......................                279,200             8,271,300
                                 Foundation Health Systems, Cl. A..............                176,800(a)          3,955,900
                                 Hoechst.......................................                  3,400               119,066
                                 Johnson & Johnson.............................                109,600             7,219,900
                                 Medeva........................................                 73,000               194,242
                                 Pharmacia & Upjohn............................                 12,300               450,488
                                 Rhone-Poulenc, ADR............................                  7,091               314,663
                                 Tenet Healthcare..............................                223,000(a)          7,386,875
                                 Wellpoint Health Networks.....................                111,200(a)          4,698,200
                                 Yamanouchi Pharmaceutical.....................                 17,000               364,555
                                                                                                                ------------
                                                                                                                  45,439,608
                                                                                                                ------------

    Industrial Components--1.2%  Leader Universal  Holdings....................                 25,000                 7,713
                                 LucasVarity...................................                130,000               459,079
                                 LucasVarity, ADS..............................                184,800             6,444,900
                                 Michelin......................................                  5,249               264,260
                                 Minebea.......................................                 48,000               514,666
                                 Mirgor S.A.C.I.F.I.A., ADR....................                  7,000(a,b)           24,500
                                                                                                                ------------
                                                                                                                   7,715,118
                                                                                                                ------------

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                                                                     December 31, 1997


Common Stocks--98.5%                                                                           Shares               Value
-------------------------------------------------------------------------------            --------------       -------------
                Insurance--2.0%  Axa-UAP.......................................                  3,500          $    270,823
                                 CIGNA ..................................69,200             11,975,925
                                 Dai-Tokyo Fire & Marine Insurance.............                 75,000               257,333
                                 Pacific & Orient..............................                 18,000                 8,238
                                 Royal & Sun Alliance Insurance................                 57,587               579,816
                                                                                                                ------------
                                                                                                                  13,092,135
                                                                                                                ------------

         Leisure & Tourism--.1%  ITT...........................................                    800(a)             66,300
                                 NAMCO ........................................                  8,000               232,212
                                 Stakis........................................                150,000               234,056
                                                                                                                ------------
                                                                                                                     532,568
                                                                                                                ------------

                 Machinery--.3%  Fuji Machine Manufacturing....................                 10,000               241,250
                                 GEA...........................................                  1,000               377,988
                                 Laird Group...................................                 45,000               328,911
                                 Mitsubishi Heavy Industries...................                 68,000               283,312
                                 Scania AB.....................................                  5,000               111,777
                                 Scania AB `A', ADS............................                  2,250                50,625
                                 Scania AB `B', ADS............................                  2,250                50,625
                                 Sulzer........................................                    320               202,792
                                 Uzel Makina Sanayii, ADR......................                    500(a,b)           20,500
                                                                                                                ------------
                                                                                                                   1,667,780
                                                                                                                ------------

             Merchandising--.7%  Blue Square Chain Investments & Properties....                  8,500(a)             81,153
                                 Companhia Brasileira de Distribuicao Grupo
                                    Pao de Acucar, GDR.........................                  1,800                34,875
                                 Controladora Comercial Mexicana, GDS..........                  2,400                62,250
                                 Ito-Yokado....................................                 10,000               509,305
                                 Matsumotokiyoshi..............................                  5,000               191,468
                                 Safeway.......................................                 81,763               460,634
                                 Santa Isabel, ADS.............................                  3,300                57,750
                                 Super-Sol.....................................                  3,600                50,625
                                 Woolworth.....................................                172,500(a)          3,514,688
                                                                                                                ------------
                                                                                                                   4,962,748
                                                                                                                ------------

                   Metals--1.1%  British Steel, ADS............................                157,900             3,384,981
                                 China Steel, ADR..............................                     67(a,b)            1,013
                                 Companhia Vale do Rio Doce, ADS...............                  4,300                88,687
                                 Inco..........................................                177,400             3,015,800
                                 Jiangxi Copper................................                100,000(a)             11,098
                                 KGHM Polska Miedz, GDR........................                  2,200(a,b)           15,906
                                 Pechiney A....................................                  4,500               177,652
                                 Pohang Iron & Steel...........................                  1,550                43,652
                                 Rio Tinto.....................................                 36,381               447,571
                                 Steel Authority of India, GDR.................                  5,000(b)             16,650
                                 Tubes de Acero de Mexico, ADR.................                  2,300(a)             49,738
                                 Usinor........................................                 15,500               223,802
                                                                                                                ------------
                                                                                                                   7,476,550
                                                                                                                ------------


Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                                                                   December 31, 1997


Common Stocks--98.5%                                                                           Shares               Value
-------------------------------------------------------------------------------            --------------       -------------
   Miscellaneous Materials--.1%  Bunzl.........................................                101,871          $    395,719
                                 Corticeira Amorin.............................                  4,000                47,813
                                 Cristalerias de Chile, ADS....................                  2,500                36,250
                                 Empaques Ponderosa, Ser. B....................                 47,000(a)             40,533
                                 Kwantas.......................................                 12,000                 8,638
                                                                                                                ------------
                                                                                                                     528,953
                                                                                                                ------------

            Multi Industry--.3%  ALFA, Ser. A..................................                  1,758                11,893
                                 Anglo American Gold...........................                    900                36,358
                                 BTR...........................................                137,685               416,112
                                 Desc, Ser. B..................................                  5,000                47,705
                                 Desc, Ser. C..................................                     80                   753
                                 First Philippine Holdings.....................                 37,000                28,778
                                 Foodcorp......................................                  5,000                25,685
                                 Fotex.........................................                 20,000(a)             22,521
                                 Hunter Douglas................................                  7,886               276,129
                                 Koor Industries...............................                    600                66,436
                                 Montedison....................................                210,000               188,276
                                 Orkla AS-B....................................                  2,100               163,205
                                 Quinenco, ADR.................................                  6,700(a)             77,050
                                 Swire Pacific.................................                145,000               146,890
                                 Tomkins.......................................                135,133               645,892
                                                                                                                ------------
                                                                                                                   2,153,683
                                                                                                                ------------

                Recreation--.0%  China Hong Kong Photo Products Holdings.......                 59,000                14,771
                                 Sankyo........................................                 10,000               146,282
                                                                                                                ------------
                                                                                                                     161,053
                                                                                                                ------------

               Technology--4.4%  Applied Materials.............................                106,700(a)          3,214,338
                                 International Business Machines...............                 84,600             8,845,988
                                 Scientific-Atlanta............................                216,000             3,618,000
                                 Silicon Graphics..............................                315,400(a)          3,922,787
                                 Storage Technology............................                100,000(a)          6,193,750
                                 Sun Microsystems..............................                 95,500(a)          3,808,062
                                                                                                                ------------
                                                                                                                  29,602,925
                                                                                                                ------------

        Telecommunications--.4%  Cable & Wireless, ADS.........................                  9,000               244,688
                                 Commscope.....................................                      9(a)                121
                                 Compania de Telecom Chile, ADS................                  3,400               101,575
                                 Hellenic Tellecommunication Organization......                 23,500(a,b)          246,750
                                 Magyar Tavkozlesi.............................                    800                20,800
                                 Mahanagar Telephone Nigam, GDR................                  4,000(a,b)           61,800
                                 PT Indosat....................................                  1,500                28,968
                                 Philippine Long Distance Telephone, ADS.......                  2,900                65,250
                                 Royal PTT Nederland, ADS......................                  7,053               292,700
                                 SK Telecom....................................                    200                59,858



Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                                                                December 31, 1997


Common Stocks--98.5%                                                                           Shares               Value
-------------------------------------------------------------------------------            --------------       -------------
Telecommunications (continued)   Tele Danmark, ADS.............................                  9,800          $    301,963
                                 Telecom Italia................................                125,000               549,251
                                 Telecomunicacoes Brasileiras, ADS.............                  1,600               186,300
                                 Telefonica de Argentina.......................                 20,400                76,515
                                 Telefonica del Peru, ADS......................                 12,500               291,406
                                 Telefonos de Mexico, Cl. L, ADR...............                    500                28,031
                                 Telekom Malaysia..............................                 12,000                35,480
                                 Videsh Sanchar Nigam, GDR.....................                  4,000(b)             56,100
                                                                                                                ------------
                                                                                                                   2,647,556
                                                                                                                ------------

           Transportation--2.9%  Air New Zealand...............................                 59,818               119,840
                                 Burlington Norhtern Santa Fe..................                 66,400             6,171,050
                                 Canadian Pacific..............................                217,000             5,913,250
                                 China Southern Airlines, ADR..................                  1,500(a)             19,781
                                 Cintra........................................                 55,000(a)             50,908
                                 Deutsche Lufthansa............................                 14,300               274,236
                                 Linea Aerea Nacional de Chile, ADS............                  3,000(a)             40,875
                                 Singapore Airlines............................                 16,000               104,420
                                 Union Pacific.................................                105,000             6,555,938
                                 Yamato Transport..............................                 26,500               355,173
                                                                                                                ------------
                                                                                                                  19,605,471
                                                                                                                ------------

                Utilities--7.6%  Bell Atlantic.................................                 96,292             8,762,572
                                 Berliner Kraft-und Licht Aktiengesellschaft...                  4,000               120,956
                                 CMS Energy....................................                131,400             5,789,813
                                 Central Costanera, Cl. B......................                  9,000                23,404
                                 Czeske energeticke zavody.....................                  1,100                36,098
                                 Electricidade de Portugal, ADR................                  1,400(a)             54,250
                                 GTE...........................................                147,000             7,680,750
                                 Gas Y Electridad..............................                  6,000               433,213
                                 Hongkong Electric Holdings....................                 97,000               368,647
                                 Illinova......................................                170,100             4,582,069
                                 MCI Communications............................                130,750             5,597,734
                                 New England Electric System...................                 96,000             4,104,000
                                 Pinnacle West Capital.........................                135,900             5,758,762
                                 PowerGen......................................                 41,596               541,106
                                 Southern......................................                229,000             5,925,375
                                 Tenaga Nasional...............................                 26,000                55,483
                                 VEBA..........................................                  7,700               524,319
                                 Viag..........................................                    640               344,725
                                                                                                                ------------
                                                                                                                  50,703,276
                                                                                                                ------------
                                 TOTAL COMMON STOCKS
                                    (cost $573,255,029)........................                                 $656,643,294
                                                                                                                ============

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                                                                  December 31, 1997


Preferred Stocks--1.0%                                                                         Shares               Value
-------------------------------------------------------------------------------            --------------       -------------
                Appliances--.0%  Brasmotor.....................................                    300          $     29,567
                                                                                                                ------------

                   Banking--.0%  Bank Austria..................................                  5,040               227,422
                                                                                                                ------------
Broadcasting & Publishing--1.0%  Lusomundo Sociedade Gestora de
                                    Participacoes Sociais......................                  1,885                17,411
                                 News..........................................                320,000             6,360,000
                                                                                                                ------------
                                                                                                                   6,377,411
                                                                                                                ------------

        Building Materials--.0%  Companhia Cemento Portland Itau...............                    200                38,527
                                                                                                                ------------

                    Energy--.0%  Petroleo Brasileiro...........................                    300                70,155
                                                                                                                ------------

             Merchandising--.0%  Hugo Boss.....................................                    125               161,548
                                                                                                                ------------

        Telecommunications--.0%  Ericsson Telecomunicacoes.....................                  1,000                32,076
                                                                                                                ------------

                 Utilities--.0%  Companhia Energetica Minas de Energia-Copel...                    800                34,757
                                 Companhia Paranaense de Energia-Copel.........                  2,000                27,148
                                                                                                                ------------
                                                                                                                      61,905
                                                                                                                ------------
                                 TOTAL  PREFERRED STOCKS
                                    (cost $5,282,468)..........................                                 $  6,998,611
                                                                                                                ============

                                                                                             Principal
Short-Term Investments--.1%                                                                   Amount
-------------------------------------------------------------------------------            --------------
             Commercial Paper;   General Electric Corporation,
                                    6.65%, 1/2/98
                                    (cost $873,000)............................               $873,000          $    873,000
                                                                                                                ============

TOTAL INVESTMENTS (cost $579,410,497)..........................................                  99.6%          $664,514,905
                                                                                                ======          ============
CASH AND RECEIVABLES (NET).....................................................                    .4%          $  2,402,754
                                                                                                ======          ============
NET ASSETS.....................................................................                 100.0%          $666,917,659
                                                                                                ======          ============

Notes to Statement of Investments:
--------------------------------------------------------------------------------
(a) Non-income producing.
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities maybe resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, these securities amounted to $862,419 or approximately 0.1% of net assets.



                       See notes to financial statements.

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                                      December 31, 1997

                                                                                                   Cost             Value
                                                                                               -------------    -------------
ASSETS:                       Investments in securities--See Statement of Investments          $579,410,497     $664,514,905
                              Cash.............................................                                      263,916
                              Cash denominated in foreign currencies...........                   1,724,521        1,691,750
                              Receivable for investment securities sold........                                   17,476,940
                              Dividends and interest receivable................                                    1,057,324
                              Receivable for shares of Beneficial Interest subscribed                                 24,348
                                                                                                                ------------
                                                                                                                 685,029,183
                                                                                                                ------------

LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                      663,192
                              Due to Distributor...............................                                        6,882
                              Payable for shares of Beneficial Interest redeemed                                  14,687,752
                              Payable for investment securities purchased......                                    2,752,878
                              Loan commitment fees payable--Note 4.............                                          793
                              Net unrealized depreciation on forward currency
                                exchange contracts--Note 1(d)..................                                           27
                                                                                                                ------------
                                                                                                                  18,111,524
                                                                                                                ------------

NET ASSETS.....................................................................                                 $666,917,659
                                                                                                                ============

REPRESENTED BY:               Paid-in capital..................................                                 $566,418,002
                              Accumulated distributions in excess of investment income--net                         (166,406)
                              Accumulated net realized gain (loss) on investments                                 15,596,052
                              Accumulated net unrealized appreciation (depreciation)
                                on investments and foreign currency transactions                                  85,070,011
                                                                                                                ------------

NET ASSETS.....................................................................                                 $666,917,659
                                                                                                                ============

                            NET ASSET VALUE PER SHARE
                            -------------------------


                                                                     Investor      Institutional    Restricted
                                                                      Shares          Shares          Shares
                                                                      -------       ----------      ----------
Net Assets.....................................................    $585,623,538    $80,427,384        $866,737
Shares Outstanding.............................................      19,447,087      2,672,145          28,789

NET ASSET VALUE PER SHARE......................................          $30.11         $30.10          $30.11
                                                                         ======         ======          ======



                       See notes to financial statements.

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Statement of Operations                                                                  Year Ended December 31, 1997


INVESTMENT INCOME

INCOME:                       Cash dividends (net of $295,970 foreign taxes
                                withheld at source)......................                  $ 10,916,836
                              Interest...................................                       655,106
                                                                                           ------------
                                   Total Income..........................                                     $ 11,571,942

EXPENSES:                     Management fee--Note 2(a)..................                     5,842,985
                              Distribution fees--Note 2(b)...............                     1,511,675
                              Loan commitment fees--Note 4...............                         7,501
                                                                                           ------------
                                   Total Expenses........................                     7,362,161

                              Less--reduction in management fee due to
                                undertaking--Note 2(a)...................                       (48,650)
                                                                                           ------------
                                   Net Expenses..........................                                        7,313,511
                                                                                                              ------------

INVESTMENT INCOME--NET...................................................                                        4,258,431
                                                                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:
                              Net realized gain (loss) on investments and
                                foreign currency transactions............                  $134,824,605
                              Net realized gain (loss) on forward currency
                                exchange contracts.......................                       (27,883)
                                                                                           ------------
                                   Net Realized Gain (Loss)..............                                      134,796,722
                              Net unrealized appreciation (depreciation) on
                                investments and foreign currency transactions                                    2,183,414
                                                                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...................                                      136,980,136
                                                                                                              ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                                     $141,238,567
                                                                                                              ============




                       See notes to financial statements.

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets


                                                                                              Year Ended        Year Ended
                                                                                         December 31, 1997* December 31, 1996
                                                                                         -----------------  -----------------
OPERATIONS:
   Investment income--net.................................................                $   4,258,431     $   5,073,942
   Net realized gain (loss) on investments................................                  134,796,722       101,383,784
   Net unrealized appreciation (depreciation) on investments..............                    2,183,414        (5,105,765)
                                                                                          -------------     -------------

         Net Increase (Decrease) in Net Assets Resulting from Operations..                  141,238,567       101,351,961
                                                                                          -------------     -------------
DIVIDENDS TO SHAREHOLDERS:
   From investment income--net:
      Investor shares.....................................................                   (3,766,094)       (4,113,567)
      Institutional shares................................................                     (593,353)         (647,083)
      Restricted shares...................................................                     (124,133)         (124,067)
   In excess of investment income-net:
      Investor shares.....................................................                     (139,777)           --
      Institutional shares................................................                      (22,022)           --
      Restricted shares...................................................                       (4,607)           --
   From net realized gain on investments:
      Investor shares.....................................................                 (117,738,346)      (80,205,392)
      Institutional shares................................................                  (16,088,315)      (11,721,876)
      Restricted shares...................................................                   (2,973,474)       (1,866,594)
                                                                                          -------------     -------------

         Total Dividends..................................................                 (141,450,121)      (98,678,579)
                                                                                          -------------     -------------
BENEFICIAL INTEREST TRANSACTIONS:
   Net proceeds from shares sold:
      Investor shares.....................................................                  145,936,701       110,377,880
      Institutional shares................................................                   22,101,585        14,132,483
      Restricted shares...................................................                    1,897,752        11,380,217
   Dividends reinvested:
      Investor shares.....................................................                  104,964,016        74,407,664
      Institutional shares................................................                   16,151,789        11,944,449
      Restricted shares...................................................                    3,102,096         1,990,968
   Cost of shares redeemed:
      Investor shares.....................................................                 (152,159,333)     (101,845,407)
      Institutional shares................................................                  (29,635,346)      (30,775,024)
      Restricted shares...................................................                  (15,558,384)       (1,424,273)
                                                                                          -------------     -------------

         Increase (Decrease) in Net Assets from Beneficial Interest Transactions             96,800,876        90,188,957
                                                                                          -------------     -------------

            Total Increase (Decrease) in Net Assets.......................                   96,589,322        92,862,339
                                                                                          -------------     -------------
NET ASSETS:
   Beginning of Period....................................................                  570,328,337       477,465,998
                                                                                          -------------     -------------
   End of Period..........................................................                $ 666,917,659     $ 570,328,337
                                                                                          =============     =============
Undistributed investment income (distributions in excess of investment income)--net       $    (166,406)    $     225,149
                                                                                          -------------     -------------

---------------
* Effective August 15,1997, Class R shares were redesignated as Restricted shares.


                               See notes to financial statements.

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets (continued)


                                                                                                    Shares
                                                                                      ------------------------------------
                                                                                          Year Ended        Year Ended
                                                                                      December 31, 1997* December 31, 1996
                                                                                      ------------------ -----------------
CAPITAL SHARE TRANSACTIONS:

   Investor Shares
   ---------------
   Shares sold............................................................             4,295,680          3,375,086
   Shares issued for dividends reinvested.................................             3,583,594          2,435,917
   Shares redeemed........................................................             4,447,295)        (3,126,844)
                                                                                      ----------         ----------

                  Net Increase (Decrease) in Shares Outstanding...........             3,431,979          2,684,159
                                                                                      ==========         ==========
   Institutional Shares
   ------------------
   Shares sold............................................................               629,753            430,202
   Shares issued for dividends reinvested.................................               551,297            391,174
   Shares redeemed........................................................              (875,068)          (965,361)
                                                                                      ----------         ----------

                  Net Increase (Decrease) in Shares Outstanding...........               305,982           (143,985)
                                                                                      ==========         ==========
   Restricted Shares
   -----------------
   Shares sold............................................................                54,551            354,824
   Shares issued for dividends reinvested.................................               105,597             65,018
   Shares redeemed........................................................              (512,826)           (44,489)
                                                                                      ----------         ----------

                  Net Increase (Decrease) in Shares Outstanding...........              (352,678)           375,353
                                                                                      ==========         ==========

-----------
* Effective August 15,1997, Class R shares were redesignated as Restricted shares.



                       See notes to financial statements.

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                            Investor Shares(1)
                                                          ------------------------------------------------------
                                                                          Year Ended December 31,
                                                          ------------------------------------------------------
PER SHARE DATA:                                             1997       1996        1995       1994(2)     1993(3)
                                                          -------    -------     -------     -------     -------
   Net asset value, beginning of period..............     $30.40     $30.13      $24.56      $27.80      $25.46
                                                          ------     ------      ------      ------      ------
   Investment Operations:
   Investment income--net............................        .22        .31         .41         .42         .31
   Net realized and unrealized gain (loss) on investments   6.98       6.03        8.24        (.29)       3.86
                                                          ------     ------      ------      ------      ------
   Total from Investment Operations..................       7.20       6.34        8.65         .13        4.17
                                                          ------     ------      ------      ------      ------
   Distributions:
   Dividends from investment income--net.............       (.23)      (.30)       (.45)       (.40)       (.30)
   Dividends in excess of investment income--net.....       (.01)       --          --          --          --
   Dividends from net realized gain on investments...      (7.25)     (5.77)      (2.63)      (2.97)      (1.53)
                                                          ------     ------      ------      ------      ------
   Total Distributions...............................      (7.49)     (6.07)      (3.08)      (3.37)      (1.83)
                                                          ------     ------      ------      ------      ------
   Net asset value, end of period....................     $30.11     $30.40      $30.13      $24.56      $27.80
                                                          ======     ======      ======      ======      ======

TOTAL INVESTMENT RETURN..............................      25.21%     21.44%      35.56%        .38%      16.51%

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets...........       1.14%      1.13%       1.13%       1.11%       1.15%
   Ratio of net investment income to average net assets      .64%       .96%       1.43%       1.47%       1.13%
   Decrease reflected in above expense ratios
      due to undertakings by the Manager.............        .01%       .02%        .02%        .01%        .01%
   Portfolio Turnover Rate...........................      92.99%     88.46%      54.42%      73.00%      75.00%
   Average commission rate paid(4)...................     $.0478     $.0522         --          --          --
   Net Assets, end of period (000's Omitted).........   $585,624   $486,816    $401,674    $317,868    $349,813


-----------
(1) On February 1, 1993 existing shares of the Fund were designated the Retail Class and effective April 4, 1994 the Retail Class shares were reclassified as Investor Shares.
(2) Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund's investment adviser. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager.
(3) Per share amounts have been calculated using the monthly average share method.
(4) For fiscal years beginning January 1, 1996, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.



                       See notes to financial statements.

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                          Institutional Shares(2)
                                                           ----------------------------------------------------
                                                                    Year Ended December 31,        Period Ended
                                                           --------------------------------------- December 31,
PER SHARE DATA:                                              1997      1996       1995      1994(1) 1993(2)(3)
                                                           -------   -------    -------    -------  -----------
   Net asset value, beginning of period..............       $30.38    $30.12     $24.56     $27.80   $25.96
                                                            ------    ------     ------     ------   ------
   Investment Operations:
   Investment income--net............................          .26       .36        .47        .47      .32
   Net realized and unrealized gain (loss) on investments     6.98      6.01       8.20       (.31)    3.38
                                                            ------    ------     ------     ------   ------
   Total from Investment Operations..................         7.24      6.37       8.67        .16     3.70
                                                            ------    ------     ------     ------   ------
   Distributions:
   Dividends from investment income--net.............         (.26)     (.34)      (.48)      (.43)    (.33)
   Dividends in excess of investment income--net.....         (.01)      --         --         --       --
   Dividends from net realized gain on investments...        (7.25)    (5.77)     (2.63)     (2.97)   (1.53)
                                                            ------    ------     ------     ------   ------
   Total Distributions...............................        (7.52)    (6.11)     (3.11)     (3.40)   (1.86)
                                                            ------    ------     ------     ------   ------
   Net asset value, end of period....................       $30.10    $30.38     $30.12     $24.56   $27.80
                                                            ======    ======     ======     ======   ======

TOTAL INVESTMENT RETURN..............................        25.34%    21.57%     35.60%       .49%   14.38%(4)

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets...........         1.04%     1.03%      1.03%      1.02%     .95%(4)
   Ratio of net investment income to average net assets        .74%     1.07%      1.53%      1.57%    1.13%(4)
   Decrease reflected in above expense ratios
      due to undertakings by the Manager.............          .01%      .02%       .02%       .01%      --
   Portfolio Turnover Rate...........................        92.99%    88.46%     54.42%     73.00%   75.00%
   Average commission rate paid(5)...................       $.0478    $.0522        --         --       --
   Net Assets, end of period (000's Omitted).........      $80,427   $71,894    $75,607    $59,435  $79,656

-----------
(1) Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund's investment adviser. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Effective
    October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager.
(2) On February 1, 1993, the Fund commenced selling Institutional shares.
(3) Per share amounts have been calculated using the monthly average share method.
(4) Not annualized.
(5) For years beginning January 1, 1996, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.



                       See notes to financial statements.

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                  Restricted Shares
                                                                      -------------------------------------------
                                                                          Year Ended December 31,  Period Ended
                                                                      ----------------------------  December 31,
PER SHARE DATA:                                                        1997(1)(2)   1996     1995   1994(3)(4)
                                                                      ---------   -------- -------  ----------
   Net asset value, beginning of period.......................        $30.46      $30.18   $24.56   $28.45
                                                                      ------      ------   ------   ------
   Investment Operations:
   Investment income--net.....................................           .33         .36      .62      .29
   Net realized and unrealized gain (loss) on investments.....          6.90        6.08     8.16     (.83)
                                                                      ------      ------   ------   ------
   Total from Investment Operations...........................          7.23        6.44     8.78     (.54)
                                                                      ------      ------   ------   ------
   Distributions:
   Dividends from investment income--net......................          (.32)       (.39)    (.53)    (.38)
   Dividends in excess of investment income--net..............          (.01)        --       --       --
   Dividends from net realized gain on investments............         (7.25)      (5.77)   (2.63)   (2.97)
                                                                      ------      ------   ------   ------
   Total Distributions........................................         (7.58)      (6.16)   (3.16)   (3.35)
                                                                      ------      ------   ------   ------
   Net asset value, end of period.............................        $30.11      $30.46   $30.18   $24.56
                                                                      ======      ======   ======   ======

TOTAL INVESTMENT RETURN.......................................         24.54%      21.74%   36.05%   (2.31%)(5)

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets....................           .89%        .88%     .88%     .35%(5)
   Ratio of net investment income to average net assets.......           .88%       1.23%    1.93%     .70%(5)
   Decrease reflected in above expense ratios
      due to undertakings by the Manager......................           .01%        .02%     .02%     .01%(5)
   Portfolio Turnover Rate....................................         92.99%      88.46%   54.42%   73.00%
   Average commission rate paid(6)............................        $.0478      $.0522      --       --
   Net Assets, end of period (000's Omitted)..................          $867     $11,618     $185   $1,070

-----------
(1) Effective August 15,1997, Class R shares were redesignated as Restricted shares.
(2) Per share amounts have been calculated using the monthly average share method.
(3) On August 4, 1994, the Fund commenced selling Trust shares. Effective October 17, 1994 the Trust shares were reclassified as Class R shares.
(4) From August 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager.
(5) Not annualized.
(6) For years beginning January 1, 1996, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.




                       See notes to financial statements.

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

   Dreyfus Core Value Fund (the "Fund") is a series of The Dreyfus/Laurel Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering three series including the Fund. The Fund's investment objective is to seek long-term growth of capital and current income. The Dreyfus Corporation ("Manager") serves as the Fund's investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

   Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. Effective August 15, 1997, Class R shares were redesignated as Restricted shares. The Fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Investor, Institutional and Restricted. Investor shares are sold primarily to retail investors and bear a distribution fee. Institutional shares are offered only to those customers of certain financial planners and investment advisers who held shares of a predecessor class of the Fund as of April 4, 1994, and bear a distribution fee. Restricted shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution fee and voting rights on matters affecting a single class.

   Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

   (C) FOREIGN CURRENCY TRANSACTIONS: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

   (D) FORWARD CURRENCY EXCHANGE CONTRACTS: The Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. In addition, the following summarizes open forward currency exchange contracts at December 31, 1997:


                                                 Foreign Currency                                Unrealized
Forward Currency Exchange Contracts                   Amounts          Proceeds     Value      (Depreciation)
---------------------------------                ----------------      --------     -----       ------------
Sales:
-----
   Mexican Pesos, expiring 1/5/98.............       100,994           $12,513     $12,514         $ (1)

Purchases:                                                               Cost
---------                                                              --------
   Singapore Dollars, expiring 1/5/98.........        37,334            22,176      22,150          (26)
                                                                                                   ----
   Total......................................                                                     $(27)
                                                                                                   ====


   (E) DISTRIBUTIONS TO SHAREHOLDERS: Dividends are recorded on the ex-divided date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

   (F) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Investment Management Fee and Other Transactions With Affiliates:

   (A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel). Each trustee receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees pertain to the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. These fees and expenses are allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

   The Manager had voluntarily agreed from January 1, 1997 through May 31, 1997 to waive at an annual rate of .02% of the value of the Fund's average daily net assets of its fee mentioned above. The reduction in management fee, pursuant to the undertaking, amounted to $48,650 during the period ended December 31, 1997.

   (B) DISTRIBUTION PLAN: Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund may pay annually up to .25% of the value of the average daily net assets attributable to its Investor shares and up to .15% of the value of the average daily net assets attributable to its Institutional shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor and Institutional shares. The Restricted shares bear no distribution fee. During the period ended December 31, 1997, the Fund was charged $116,522 and $1,395,153, respectively, pursuant to the Plan.

   Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

NOTE 3--Securities Transactions:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended December 31, 1997 amounted to $586,686,356 and $611,770,687, respectively.

   At December 31, 1997, accumulated net unrealized appreciation on investments and forward currency exchange contracts was $85,104,381, consisting of $107,176,225 gross unrealized appreciation and $22,071,844 gross unrealized depreciation.

   At December 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--Bank Line of Credit:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 1997, the Fund did not borrow under the Facility.

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 5--Subsequent Event:

   On November 20, 1997, Fund shareholders approved a reorganization, effective January 15, 1998, in which the Fund's name will be changed to Dreyfus Premier Core Value Fund. The Fund will offer five classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional shares. Class A shares will be subject to an initial sales charge at the time of purchase and Class B and C shares will be subject to contingent deferrred sales charges. Former Investor shares will be redesignated as Class A shares and former Restricted shares will be redesignated as Class R shares. Holders of Investor shares will continue to be eligible to purchase Class A shares at NAV (without an initial sales charge) and holders of Restricted shares will be eligible to purchase Class R shares at NAV. The existing Institutional class will remain as the Institutional class.

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Independent Auditors' Report

THE BOARD OF TRUSTEES AND SHAREHOLDERS
THE DREYFUS/LAUREL FUNDS TRUST:

   We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Core Value Fund of The Dreyfus/Laurel Funds Trust as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the year or period ended December 31, 1993 were audited by other auditors whose report thereon, dated February 14, 1994, expressed an unqualified opinion on those financial highlights.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. As to securities purchased and sold, but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Core Value Fund of The Dreyfus/Laurel Funds Trust as of December 31, 1997, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years or periods in the four-year period then ended, in conformity with generally accepted accounting principles.

                                     KPMG Peat Marwick LLP

New York, New York
February 18, 1998

Dreyfus Core Value Fund
--------------------------------------------------------------------------------
Important Tax Information (Unaudited)

   For Federal Tax purposes the Fund hereby designates $3.811 per share as a long-term capital gain distribution (of which 63.40% is subject to the 20% maximum Federal tax rate) paid on December 24, 1997 and also designates $.554 per share as a long-term capital gain distribution paid on March 31, 1997.

   The Fund also designates 20.12% of the ordinary dividends paid during the fiscal year ended December 31, 1997 as qualifying for the corporate dividends received deduction.

Dreyfus Core Value Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940




Printed in U.S.A.                     CORAR9712